Share-based payment arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes in Outstanding Stock Options	The table below summarizes the changes in the outstanding stock options:

(in thousands of options and in dollars)		2023		2022
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	options	price	options	price
Balance, beginning of year	1,302	27.89	2,061	25.70
Exercised	(512)	25.92	(755)	21.84
Forfeited	-	-	(4)	40.41
Balance, end of year	790	29.17	1,302	27.89
Options exercisable, end of year	790	29.17	1,273	27.60

Summary of Information about Stock Options Outstanding and Exercisable

The following table summarizes information about stock options outstanding and exercisable at December 31, 2023:

(in thousands of options and in dollars)	Options outstanding and exercisable

		Weighted
		average
	Number	remaining
	of	contractual life
Exercise prices	options	(in years)
26.82	13	0.1
23.70	233	1.1
30.71	496	2.2
40.41	48	3.6
	790	1.9

Schedule of Deferred Share Unit Plan for Board Members

The following table provides the number of DSUs related to this plan:

(in units)	2023	2022
Balance, beginning of year	310,128	306,554
Paid	(313,312)	-
Forfeited	(170)	-
Dividends paid in units	3,354	3,574
Balance, end of year	-	310,128

Restricted Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options

The table below summarizes changes to the outstanding RSUs:

(in thousands of RSUs and in dollars)		2023		2022
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	RSUs	fair value	RSUs	fair value
Balance, beginning of year	272	58.33	272	54.27
Granted	63	115.81	74	96.04
Reinvested	4	74.69	3	60.68
Settled	(145)	36.87	(49)	93.80
Settled on sale of business	-	-	(15)	44.19
Forfeited	(2)	69.92	(13)	71.13
Balance, end of year	192	93.62	272	58.33

Summary of Information about Options Outstanding and Exercisable

The following table summarizes information about RSUs outstanding and exercisable as at December 31, 2023:

(in thousands of RSUs and in dollars)	RSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	RSUs	(in years)
70.59	71	0.1
117.85	8	0.3
98.27	58	1.1
115.51	55	2.1
	192	1.0

Performance Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Summary of Changes to Outstanding Options

The table below summarizes changes to the outstanding PSUs:

(in thousands of PSUs and in dollars)		2023		2022
		Weighted		Weighted
	Number	average	Number	average
	of	grant date	of	grant date
	PSUs	fair value	PSUs	fair value
Balance, beginning of year	261	62.87	226	52.25
Granted	55	135.15	63	100.43
Reinvested	4	84.93	3	62.94
Settled	(267)	32.70	(6)	47.77
Added due to performance conditions	134	32.93	22	50.87
Settled on sale of business	-	-	(28)	46.85
Forfeited	(3)	109.61	(19)	75.59
Balance, end of year	184	106.17	261	62.87

Summary of Information about Options Outstanding and Exercisable

The following table summarizes information about PSUs outstanding and exercisable as at December 31, 2023:

(in thousands of PSUs and in dollars)	PSUs outstanding
		Remaining
	Number of	contractual life
Grant date fair value	PSUs	(in years)
89.64	71	0.1
100.43	58	1.1
135.15	55	2.1
	184	1.0